Significant accounting policies - Restatement of previously issued Consolidated Statements of Operations and Other Comprehensive Income (Loss) (Details) - EUR (€)	12 Months Ended				24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses	€ (23,038,867)	€ (16,117,177)	€ (16,415,483)
Operating loss	(9,514,975)	(1,516,442)	(14,192,238)
Loss before tax	(10,291,112)	(2,937,410)	(15,834,420)
Income tax expense	(1,216,908)	(1,976,490)	(183,209)
Net loss	(11,508,019)	(4,913,900)	(16,017,629)
Which is attributable to:
Owners of the company	(11,756,084)	(4,919,484)	(14,419,176)
Comprehensive loss	(12,391,821)	(5,263,194)	(15,900,912)
Which is attributable to:
Owners of the company	€ (12,630,308)	€ (5,258,440)	€ (14,387,780)
Basic loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)
Diluted loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)
As Reported
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		€ (15,373,077)	€ (13,197,135)
Operating loss		(772,342)	(10,973,891)
Loss before tax		(2,193,310)	(12,616,073)
Income tax expense		(1,418,134)	(741,564)
Net loss		(3,611,444)	(13,357,637)
Which is attributable to:
Owners of the company		(3,617,028)	(11,759,184)
Comprehensive loss		(3,960,738)	(13,240,920)
Which is attributable to:
Owners of the company		€ (3,955,984)	€ (11,727,788)
Basic loss per share in EUR (EUR per Share)		€ (1.06)	€ (3.93)
Diluted loss per share in EUR (EUR per Share)		€ (1.06)	€ (3.93)
Adjustment
Disclosure of initial application of standards or interpretations [line items]
General administrative expenses		€ (744,100)	€ (3,218,348)	€ (1,121,000)	€ (4,339,102)
Operating loss		(744,100)	(3,218,348)
Loss before tax		(744,100)	(3,218,348)
Income tax expense		(558,356)	558,356
Net loss		(1,302,456)	(2,659,992)
Which is attributable to:
Owners of the company		(1,302,456)	(2,659,992)
Comprehensive loss		(1,302,456)	(2,659,992)
Which is attributable to:
Owners of the company		€ (1,302,456)	€ (2,659,992)
Basic loss per share in EUR (EUR per Share)		€ (0.38)	€ (0.89)
Diluted loss per share in EUR (EUR per Share)		€ (0.38)	€ (0.89)